UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-10467

Causeway Capital Management Trust

(Exact name of registrant as specified in charter)

11111 Santa Monica Boulevard, 15th Floor

Los Angeles, CA 90025

(Address of principal executive offices) (Zip code)

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-866-947-7000

Date of fiscal year end: September 30

Date of reporting period: October 1, 2014 to December 31, 2014

Item 1.	Schedule of Investments

SCHEDULE OF INVESTMENTS (000)*

December 31, 2014 (Unaudited)

Causeway Emerging Markets Fund	Number of Shares	Value

COMMON STOCK
Brazil — 3.2%
Banco do Brasil SA	993,700	$8,886
JBS SA	2,748,200	11,579
Light SA	678,200	4,343
Petroleo Brasileiro SA, Class A ADR	800,300	6,066
Porto Seguro SA	264,100	3,020

		33,894

China — 17.7%
Bank of China Ltd., Class H	36,367,000	20,494
Bank of Communications Co. Ltd., Class H	15,378,000	14,357
China CITIC Bank Corp. Ltd., Class H	3,080,000	2,470
China Communications Construction Co. Ltd., Class H	14,499,000	17,444
China Construction Bank Corp., Class H	14,524,000	11,931
China Lumena New Materials Corp.[1,2,3]	10,564,000	—
China Mobile Ltd. ADR	407,400	23,963
China Petroleum & Chemical Corp., Class H	8,230,000	6,633
China Railway Construction Corp. Ltd., Class H	10,086,500	12,851
China Railway Group Ltd., Class H	14,635,000	12,041
Datang International Power Generation Co. Ltd., Class H	3,726,000	2,004
Dongfeng Motor Group Co. Ltd., Class H	3,520,000	4,984
FerroChina Ltd.[1,2,3]	258,000	—
Guangzhou R&F Properties Co. Ltd., Class H	4,361,200	5,337
Industrial & Commercial Bank of China, Class H	12,033,000	8,783
KWG Property Holding Ltd.	8,092,000	5,541
Lenovo Group Ltd.	3,700,000	4,867
NetEase Inc. ADR	83,000	8,229
PetroChina Co. Ltd., Class H	3,910,000	4,336
Shimao Property Holdings Ltd.	1,864,500	4,169
Sihuan Pharmaceutical Holdings Group Ltd.	13,244,000	8,864
Skyworth Digital Holdings Ltd.	7,302,000	3,974
WuXi PharmaTech Cayman Inc.[2]	119,400	4,020

		187,292

Czech Republic — 0.4%
CEZ AS	184,538	4,739

India — 10.6%
Cairn India Ltd.	1,637,915	6,242
Ceat Ltd.	325,959	4,443
Cipla Ltd.	461,536	4,580
Dr Reddy’s Laboratories Ltd.	224,012	11,520

SCHEDULE OF INVESTMENTS (000)* (continued)

December 31, 2014 (Unaudited)

Causeway Emerging Markets Fund	Number of Shares	Value

India — (continued)
Hero MotoCorp Ltd.	94,030	$4,628
Indiabulls Housing Finance Ltd.	568,783	4,144
Karnataka Bank Ltd.	959,393	2,224
Lupin Ltd.	361,768	8,184
NMDC Ltd.	2,653,744	6,096
Oil & Natural Gas Corp. Ltd.	504,569	2,728
Power Finance Corp. Ltd.	2,144,898	10,242
Rural Electrification Corp. Ltd.	2,038,075	10,821
Sintex Industries Ltd.	2,882,648	4,379
Sun Pharmaceutical Industries Ltd.	483,249	6,328
Tata Motors Ltd. ADR	1,860,729	19,472
UPL Ltd.	1,107,554	6,081

		112,112

Indonesia — 1.2%
Adhi Karya Persero	14,893,500	4,162
Bank Rakyat Indonesia Persero	1,678,000	1,577
Indofood Sukses Makmur Tbk PT	9,037,600	4,927
Kalbe Farma	12,694,600	1,872

		12,538

Malaysia — 2.7%
IJM Corp. Berhad	2,832,300	5,322
Tenaga Nasional Bhd	4,727,000	18,656
UMW Holdings Bhd	1,624,400	5,092

		29,070

Mexico — 1.9%
Alfa SAB de CV, Class A	2,065,300	4,611
America Movil SAB de CV, Class L ADR	421,700	9,353
Grupo Financiero Santander Mexico SAB de CV, Class B	663,800	1,388
Kimberly-Clark de Mexico SAB de CV, Class A	1,213,400	2,639
Mexico Real Estate Management SA de CV4	1,478,573	2,533

		20,524

Philippines — 0.2%
Megaworld Corp.	16,994,000	1,756

Poland — 3.5%
PGE Polska Grupa Energetyczna SA	2,405,478	12,718
Polski Koncern Naftowy Orlen SA	135,822	1,857
Powszechny Zaklad Ubezpieczen SA	141,492	19,310
Tauron Polska Energia SA	2,473,095	3,497

		37,382

SCHEDULE OF INVESTMENTS (000)* (continued)

December 31, 2014 (Unaudited)

Causeway Emerging Markets Fund	Number of Shares	Value

Qatar — 1.4%
Barwa Real Estate Co.	557,103	$6,410
Commercial Bank of Qatar QSC	237,328	4,464
Industries Qatar QSC	81,417	3,756

		14,630

Russia — 1.8%
Gazprom OAO ADR	1,410,976	6,561
LUKOIL OAO ADR	185,924	7,400
PhosAgro OAO GDR	210,689	1,937
Sberbank of Russia ADR	389,741	1,579
Tatneft ADR	88,327	2,164

		19,641

South Africa — 7.9%
Barloworld Ltd.	602,798	4,989
FirstRand Ltd.	5,514,957	24,109
Liberty Holdings Ltd.	144,909	1,537
MMI Holdings Ltd.	2,575,961	6,681
Naspers Ltd., Class N	128,032	16,769
Redefine Properties Ltd.[4]	2,108,577	1,950
Sanlam Ltd.	1,469,183	8,890
Sasol Ltd.	154,069	5,741
Sibanye Gold Ltd.	2,938,453	5,728
Steinhoff International Holdings Ltd.	1,103,033	5,664
Vodacom Group Ltd.	176,128	1,956

		84,014

South Korea — 15.4%
CJ Corp.	22,210	3,145
Daesang Corp.	66,156	2,003
Hanwha Corp.	103,393	2,923
Hyosung Corp.	84,412	5,239
Hyundai Marine & Fire Insurance Co. Ltd.	176,408	4,174
Kia Motors Corp.	249,082	11,835
Korea Electric Power Corp.	415,579	16,013
Korea Gas Corp.[2]	34,016	1,530
KT&G Corp.	203,608	14,137
Kyongnam Bank[2]	355,074	3,844
LG Display Co. Ltd.	388,881	11,794
LG Electronics Inc.	69,205	3,707
Poongsan Corp.	71,937	1,633
Samsung Electronics Co. Ltd.	24,816	29,835
Seah Besteel Corp.	68,988	1,749
SK Holdings Co. Ltd.	47,688	7,078

SCHEDULE OF INVESTMENTS (000)* (continued)

December 31, 2014 (Unaudited)

Causeway Emerging Markets Fund	Number of Shares	Value

South Korea — (continued)
SK Hynix Inc.	335,340	$14,331
SK Telecom Co. Ltd. ADR	566,000	15,288
Tovis Co. Ltd.	374,629	5,540
Woori Bank[2]	140,537	1,279
Woori Investment & Securities Co. Ltd.	602,166	5,556

		162,633

Taiwan — 13.8%
Asustek Computer Inc.	1,369,300	15,014
Chicony Electronics Co. Ltd.	1,670,673	4,678
Chong Hong Construction Co. Ltd.	780,850	1,675
Compal Electronics Inc.	4,371,316	3,071
Coretronic Corp.	3,184,000	4,332
HON HAI Precision Industry Co. Ltd.	8,459,376	23,530
Inventec Corp.	5,145,000	3,476
Lite-On Technology Corp.	4,212,633	4,852
MediaTek Inc.	181,000	2,646
Merida Industry Co. Ltd.	407,907	2,769
Pegatron Corp.	8,097,000	18,704
Pou Chen Corp.	2,878,000	3,502
Powertech Technology Inc.	1,613,000	2,766
President Chain Store Corp.	323,000	2,499
Taiwan Cement Corp.	1,156,000	1,588
Taiwan PCB Techvest Co. Ltd.	3,160,000	5,180
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	1,277,700	28,595
Wistron Corp.	11,307,735	10,269
WPG Holdings Ltd.	5,606,000	6,537

		145,683

Thailand — 3.5%
Bangchak Petroleum	4,343,400	4,160
Bangkok Dusit Medical Services	16,572,200	8,632
PTT	1,936,000	18,965
Sansiri	55,758,967	2,857
Thanachart Capital	2,813,500	2,700

		37,314

Turkey — 2.5%
Eregli Demir ve Celik Fabrikalari TAS	3,491,209	6,670
Ford Otomotiv Sanayi AS	160,277	2,234
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class D2	5,018,716	4,407
Tupras Turkiye Petrol Rafinerileri AS	78,939	1,870
Turk Hava Yollari [2]	1,834,442	7,567

SCHEDULE OF INVESTMENTS (000)* (continued)

December 31, 2014 (Unaudited)

Causeway Emerging Markets Fund	Number of Shares/Warrants	Value

Turkey — (continued)
Turk Traktor ve Ziraat Makineleri AS	105,839	$3,484

		26,232

United Arab Emirates — 2.3%
Dubai Islamic Bank PJSC	6,059,638	11,383
Emaar Properties PJSC	1,852,304	3,661
First Gulf Bank PJSC	1,939,721	8,978

		24,022

Total Common Stock
(Cost $943,021) — 90.0%		953,476

EXCHANGE TRADED FUNDS
iShares MSCI Emerging Markets Index Fund	636,300	25,001
Vanguard FTSE Emerging Markets Fund	647,156	25,899

Total Exchange Traded Funds
(Cost $51,088) — 4.8%		50,900

PREFERENCE STOCK
Brazil — 3.4%
Cia Energetica de Sao Paulo	875,300	8,828
Cia Paranaense de Energia	652,400	8,811
Itausa - Investimentos Itau SA	4,146,900	14,649
Vale SA, Class B ADR	591,100	4,291

		36,579

South Korea — 0.2%
LG Chemical Ltd.	14,485	1,850

Total Preference Stock
(Cost $46,166) — 3.6%		38,429

WARRANTS
Sansiri PCL, Expires 11/24/2017[2]	14,133,566	133

Total Warrants
(Cost $0) — 0.0%		133

SCHEDULE OF INVESTMENTS (000)* (continued)

December 31, 2014 (Unaudited)

Causeway Emerging Markets Fund	Number of Shares	Value
SHORT-TERM INVESTMENT
Dreyfus Cash Management, Institutional Class, 0.030% **	40,925,458	$40,925

Total Short-Term Investment
(Cost $ 40,925) — 3.9%		40,925

Total Investments — 102.3%
(Cost $ 1,081,200)‡		1,083,863

Liabilities in Excess of Other Assets — (2.3)%		(24,688)

Net Assets — 100.0%		$1,059,175

*	Except for share data.
**	The rate reported is the 7-day effective yield as of December 31, 2014.
1	Securities considered illiquid. The total market value of such securities as of December 31, 2014 was $0 and represented 0.0% of net assets.
2	Non-income producing security.
3	Security is fair valued at zero due to company’s insolvency.
4	Real Estate Investment Trust.

ADR	American Depositary Receipt
FTSE	Financial Times London Stock Exchange
GDR	Global Depositary Receipt
MSCI	Morgan Stanley Capital International

‡	At December 31, 2014, the tax basis cost of the Fund’s investments was $1,081,200 and the unrealized appreciation and depreciation were $86,582 and ($83,919), respectively.

SCHEDULE OF INVESTMENTS (000) (concluded)

December 31, 2014 (Unaudited)

The table below sets forth information about the Level within the fair value hierarchy at which the Fund’s investments are measured at December 31, 2014:

Investments in Securities	Level 1	Level 2†	Level 3	Total
Common Stock
Brazil	$33,894	$—	$—	$33,894
China	187,292	—	—^	187,292
Czech Republic	—	4,739	—	4,739
India	112,112	—	—	112,112
Indonesia	—	12,538	—	12,538
Malaysia	29,070	—	—	29,070
Mexico	20,524	—	—	20,524
Philippines	—	1,756	—	1,756
Poland	—	37,382	—	37,382
Qatar	14,630	—	—	14,630
Russia	19,641	—	—	19,641
South Africa	84,014	—	—	84,014
South Korea	20,410	142,223	—	162,633
Taiwan	145,683	—	—	145,683
Thailand	—	37,314	—	37,314
Turkey	26,232	—	—	26,232
United Arab Emirates	24,022	—	—	24,022

Total Common Stock	717,524	235,952	—	953,476

Exchange Traded Funds	50,900	—	—	50,900

Preference Stock
Brazil	36,579	—	—	36,579
South Korea	—	1,850	—	1,850

Total Preference Stock	36,579	1,850	—	38,429

Warrants	—	133	—	133

Short-Term Investment	40,925	—	—	40,925

Total Investments in Securities	$845,928	$237,935	$—	$1,083,863

†	Represents securities trading primarily outside the United States, the values of which were adjusted as a result of significant market movements following the close of local trading and securities trading in Thailand, the values of which were adjusted due to “Foreign Line” securities using “Local Line” prices.
^	Represents securities labeled as Level 3 in which the market value is $0 or has been rounded to $0.

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the reporting period. Changes in the classification between Levels 1 and 2 occur primarily when foreign equity securities are fair valued using other observable market–based inputs in place of closing exchange prices due to events occurring after foreign market closures. For the quarter ended December 31, 2014, other than the foregoing, there were no transfers between Level 1 and Level 2 investments in securities. There were no transfers into Level 3.

Amounts designated as “—” are $0.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

CCM-QH-002-1600

Item 2.	Controls and Procedures

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of the filing date of this report. Based on their evaluation, the certifying officers have concluded that such disclosure controls and procedures are adequately designed, and are operating effectively to ensure that information required to be disclosed by the registrant in the reports it files or submits under the Investment Company Act of 1940 and the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as such term is defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) Separate certifications for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Causeway Capital Management Trust

By (Signature and Title)	/s/ Turner Swan
Turner Swan, President

Date: February 25, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Turner Swan
Turner Swan, President

Date: February 25, 2015

By (Signature and Title)	/s/ Eric Kleinschmidt
Eric Kleinschmidt, Treasurer

Date: February 25, 2015